Shareholders’ Equity (Deficit) (Tables)	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity (Deficit) [Abstract]
Schedule of Ordinary Share Capital	Ordinary share capital (with no par value) is composed as follows:
	June 30, 2024		December 31, 2023
	Unaudited		Audited
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Number of shares

Ordinary shares	107,800,000	4,797,252	107,800,000	1,653,559

Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value	The Black-Scholes option pricing model assumptions used to value the warrants at the grant date are presented in the following table:
Dividend yield (%)	0
Expected volatility (%)	117.40-134.00
Risk-free interest rate (%)	4.36-5.08
Expected term (in years)	0.68-2.00
The Black-Scholes option pricing model assumptions used to value the employee share options at the grant dates are presented in the following table for the six-month period ended June 30, 2024:
Dividend yield (%)	0
Expected volatility (%)	97.10-98.39
Risk-free interest rate (%)	4.43-5.06
Expected term (in years)	0.5-6.1

Schedule of Options to Employees Under the Company’s Option Plan	A summary of the status of options to employees and non-employees, including Directors, under the Company’s 2012 Share Option Plan as of and for the six-month period ended June 30, 2024, and changes during the period then ended is presented below (unaudited)
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	254,436	$22.41	$-	8.24
Granted	1,199,975	$4.64
Forfeited and expired	(14,706)	$51.53

Outstanding at end of period	1,439,705	$7.30	$-	9.52

Exercisable options	73,501	$38.73	$-	5.30

Vested and expected to vest	1,439,705	$7.30	$-	9.44

Schedule of Share-Based Compensation Expense	The total share-based compensation expense recognized by the Company’s departments:
	Six Months Ended June 30,
	2024	2023
	Unaudited

Research and development	$849	$1,022
Marketing and business development	144	191
General and administrative	447	757

	$1,440	$1,970

Schedule of Warrants Exercisable Into Ordinary Shares	As of June 30, 2024, all warrants are exercisable into Ordinary shares, in which the outstanding issued warrants as of June 30, 2024, were as follows (unaudited):
Grant date	Warrants outstanding as of June 30, 2024	Average Exercise price per share ($)	Warrants exercisable as of June 30, 2024	Exercisable through

September 2020	597	$480.00	597	September 2024
April 2022	5,193	$12.60	5,193	April 2029
July 2022	1,298	$12.60	1,298	April 2029
January 2024	3,371,312	$5.50	3,371,312	January 2026 *)
January 2024	227,619	$0.0001	227,619	No maturity date *)

	3,606,019		3,606,019

*) See note 6b.